Subsequent Events (Narrative) (Details) $ / shares in Units, $ in Thousands								3 Months Ended	12 Months Ended
	Mar. 16, 2017 shares	Mar. 01, 2017 USD ($) property loan item	Feb. 28, 2017 USD ($) $ / shares shares	Jan. 27, 2017	Jan. 24, 2017 $ / shares shares	Jun. 11, 2014 USD ($)	Jan. 09, 2014 USD ($)	Mar. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($) property	Dec. 31, 2015 USD ($) property	Dec. 31, 2014 USD ($) property	Mar. 03, 2017 USD ($)	Jan. 23, 2017 shares
Subsequent Event [Line Items]
Number of hotels acquired | property										3	0
Long-term debt									$ 63,389	$ 87,536
Number of hotels | property									19
Available borrowing capacity									$ 1,234
Proceeds from revolving debt									10,198	41,152	$ 29,692
Fair value of common stock sold										$ 346	$ 2,591
Real Estate Strategies, L.P. [Member]
Subsequent Event [Line Items]
Fair value of common stock sold						$ 1,950
Western Alliance Bank [Member]
Subsequent Event [Line Items]
Long-term debt									$ 4,806
Maturity date of debt									Feb. 01, 2017
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued upon conversion | shares			6,004,957
Shares issued, price per share | $ / shares			$ 10.40
Fractional shares issued as a result of reverse stock split | shares	0
Reverse stock split, conversion ratio	0.1538
Subsequent Event [Member] | New Warrants [Member]
Subsequent Event [Line Items]
Warrants outstanding | shares					23,160
Number of shares called by exercise of warrant | shares					23,160
Common stock warrants, exercise price | $ / shares					$ 0.0065
Warrant expiration					Jan. 24, 2019
Subsequent Event [Member] | Old Warrants [Member] | Real Estate Strategies, L.P. [Member]
Subsequent Event [Line Items]
Warrants outstanding | shares													576,923
Subsequent Event [Member] | Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Fair value of common stock sold			$ 9,250
Preferred stock, annual dividend rate			6.25%
Preferred stock, par value | $ / shares			$ 10.00
Preferred stock, dividend rate increase resulting from failure to pay dividend, without equity offerings			12.50%
Preferred stock, dividend rate increase resulting from failure to pay dividend, with equity offerings			9.50%
Preferred stock, redemption price | $ / shares			$ 13.845
Preferred stock, percentage of conversion price at which preferred stock automatically converts to common stock			120.00%
Preferred stock, trading days for preferred stock automatically converting to common stock			60 days
Number of shares redeemable by company when market price is within defined range | shares			490,250
Preferred stock, percentage of liquidation value at which holders can sell			130.00%
Threshold of originally issued preferred stock shares outstanding required for approval of certain transactions by preferred shareholders | shares			434,750
Threshold of originally issued preferred stock shares outstanding required for approval of certain transactions by preferred shareholders, percent			47.00%
Percentage of approval required for certain transactions by preferred shareholders			75.00%
Threshold of amount of related party transactions for aprroval by preferred shareholders			$ 120
Threshold of maximum percentage of shares grantable before shareholder approval required			9.90%
Subsequent Event [Member] | Home2 Suites [Member]
Subsequent Event [Line Items]
Number of hotels acquired | item								4
Purchase price of hotel acquisition								$ 73,750
Subsequent Event [Member] | Home2 Suites [Member] | Collateral Pledged [Member]
Subsequent Event [Line Items]
Number of hotels acquired | property		3
Subsequent Event [Member] | Western Alliance Bank [Member]
Subsequent Event [Line Items]
Maturity date of debt				Feb. 01, 2018
Minimum [Member] | Subsequent Event [Member] | Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, percentage of liquidation value at which company can redeem preferred stock			110.00%
Maximum [Member] | Subsequent Event [Member] | Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, percentage of liquidation value at which company can redeem preferred stock			130.00%
Variable Rate Debt [Member] | Subsequent Event [Member] | Multiple Western Alliance Bank Loans [Member]
Subsequent Event [Line Items]
Number of loans not refinanced during period | loan		2
Fixed Rate Debt [Member] | Subsequent Event [Member] | Multiple Great Western Banks [Member]
Subsequent Event [Line Items]
Number of loans not refinanced during period | loan		2
Secured Credit Facility [Member]
Subsequent Event [Line Items]
Long-term debt									$ 63,389
Secured Credit Facility [Member] | Forecast [Member]
Subsequent Event [Line Items]
Increase in borrowing capacity												$ 41,050
Secured Credit Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Maturity date of debt		Mar. 01, 2019
Line of credit facility, maximum borrowing capacity		$ 90,000
Line of credit facility, accordian feature		400,000
Available borrowing capacity		$ 34,250
Loan term		2 years
Automatic extension period based on capital achievements		1 year
Number of loan extensions | item		2
Extension period		1 year
Proceeds from revolving debt		$ 34,250
Secured Credit Facility [Member] | Subsequent Event [Member] | LIBOR [Member]
Subsequent Event [Line Items]
Basis spread		3.95%
Secured Credit Facility [Member] | Subsequent Event [Member] | Base Rate [Member]
Subsequent Event [Line Items]
Basis spread		2.95%
Secured Credit Facility [Member] | Subsequent Event [Member] | Collateral Pledged [Member]
Subsequent Event [Line Items]
Number of hotels | property		14
Secured Credit Facility [Member] | Minimum [Member] | Subsequent Event [Member] | LIBOR [Member]
Subsequent Event [Line Items]
Basis spread after capital achievements		2.25%
Secured Credit Facility [Member] | Minimum [Member] | Subsequent Event [Member] | Base Rate [Member]
Subsequent Event [Line Items]
Basis spread after capital achievements		1.25%
Secured Credit Facility [Member] | Maximum [Member] | Subsequent Event [Member] | LIBOR [Member]
Subsequent Event [Line Items]
Basis spread after capital achievements		3.00%
Secured Credit Facility [Member] | Maximum [Member] | Subsequent Event [Member] | Base Rate [Member]
Subsequent Event [Line Items]
Basis spread after capital achievements		2.00%
Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity							$ 2,000
Revolving Credit Facility [Member] | LIBOR [Member]
Subsequent Event [Line Items]
Basis spread							7.00%